Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in associates - Associates [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in associates [Line Items]
Balance at beginning	S/ 22,047	S/ 27,246	S/ 28,875
Impairment of investment	(14,804)		(38)
Decrease in capital	(2,937)
Equity interest in results	(1,144)	(3,693)	(1,635)
Dividends received	(380)	(1,483)
Conversion adjustment	(29)	(23)	44
Balance of ending	S/ 2,753	S/ 22,047	S/ 27,246